WARRANTS LIABILTY	12 Months Ended
Dec. 31, 2025
Warrants Liabilty
WARRANTS LIABILTY

NOTE 11 - WARRANTS LIABILTY:

As part of the transaction mentioned in note 1, Keyarch’s warrants were converted to the Company’s warrants and recorded in the consolidated financial statements. The exercise price of the warrants is $11.5, and they will expire within five years following the Closing Date, April 4, 2024. Since the warrants’ exercise price was denominated in a currency other than the Company’s functional currency, the warrants were not considered indexed to the Company’s own stock and thus meet the definition of a financial liability. Accordingly, until September 30, 2025, the warrants were measured at fair value each reporting period, and changes in their fair value were recognized in the consolidated statement of operations as part of other finance expenses (income), net. The warrants were classified within level 1 in the fair value hierarchy and the fair value as of September 30, 2025, was $1,062 thousand. Due to the change in functional currency of the Company effective September 30, 2025, a total of 6,022,500 warrants were reclassified to equity.